Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST INCOME
Interest and fees on loans	$ 58,414	$ 52,151	$ 46,596
Interest on investment securities:
Taxable	3,623	4,114	3,257
Nontaxable	536	597	657
Federal funds sold, other interest-bearing deposits, and certificates of deposit in other banks	1,125	699	267
Dividends on other investments	272	218	158
Total interest income	63,970	57,779	50,935
Interest on deposits:
Savings, interest checking and money market	5,242	5,433	2,329
Time deposit accounts $250,000 and over	2,110	1,272	469
Time deposits	3,026	2,132	1,755
Total interest expense on deposits	10,378	8,837	4,553
Interest on federal funds purchased and securities sold under agreements to repurchase	140	603	113
Interest on Federal Home Loan Bank advances	2,338	1,517	1,590
Interest on subordinated notes	2,376	2,229	1,751
Total interest expense on borrowings	4,854	4,349	3,454
Total interest expense	15,232	13,186	8,007
Net interest income	48,738	44,593	42,928
Provision for loan losses	1,150	1,475	1,765
Net interest income after provision for loan losses	47,588	43,118	41,163
NON-INTEREST INCOME
Gain on sale of mortgage loans, net	771	721	770
Other	218	170	252
Total non-interest income	8,937	9,341	8,950
Investment securities (losses) gains, net	(40)	255	5
Gain on branch sale, net	2,183	0	0
NON-INTEREST EXPENSE
Salaries and employee benefits	21,597	23,104	21,719
Occupancy expense, net	3,122	2,957	2,782
Furniture and equipment expense	2,847	3,001	2,683
Processing, network, and bank card expense	3,882	3,484	3,643
Legal, examination, and professional fees	1,211	1,223	1,308
Advertising and promotion	1,256	1,233	1,255
Postage, printing, and supplies	871	996	925
Other	3,945	4,334	4,487
Total non-interest expense	38,731	40,332	38,802
Income before income taxes	19,937	12,382	11,316
Income tax expense	3,823	1,668	7,902
Net income	$ 16,114	$ 10,714	$ 3,414
Basic earnings per share (in dollars per share)	$ 2.57	$ 1.71	$ 0.54
Diluted earnings per share (in dollars per share)	$ 2.57	$ 1.71	$ 0.54
Service charges and other fees
NON-INTEREST INCOME
Income from fees	$ 3,611	$ 3,736	$ 3,437
Bank card income and fees
NON-INTEREST INCOME
Income from fees	3,061	2,754	2,614
Trust department income
NON-INTEREST INCOME
Income from fees	1,237	1,166	1,137
Real estate servicing fees, net
NON-INTEREST INCOME
Income from fees	$ 39	$ 794	$ 740